Property, plant and equipment - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property, plant and equipment [abstract]
Expected future minimum sub lease payments receivable under non-cancellable sub leases	£ 108	£ 104
Gas distribution | Weighted average | US
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	58 years